SUPPLEMENTARY INFORMATION (Schedule of Credit from Banks) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Credit from banks	$ 149	$ 183
Linked To Dollar [Member] | Banks [Member]
Debt Instrument [Line Items]
% interest rate as of December 31, 2015	2.50%
Credit from banks	$ 149	$ 183